Net Income Per Share	12 Months Ended
Dec. 31, 2020
Net Income Per Share
Net Income Per Share
21.	Net Income Per Share

The following table sets forth the computation of basic and diluted net income per share for the years ended December 31, 2018, 2019 and 2020:

	For the year ended December 31,
	2018	2019	2020
Numerator (RMB in thousands):
Net income from continuing operations attributable to NetEase, Inc’s shareholders	8,291,089	13,274,997	12,062,754
Net (loss)/income from discontinued operations attributable to NetEase, Inc’s shareholders	(2,138,682)	7,962,519	—
Net income attributable to NetEase, Inc.’s shareholders for basic/dilutive net income per share calculation	6,152,407	21,237,516	12,062,754

Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic	3,235,324	3,220,473	3,305,448
Dilutive effect of restricted share units	19,365	29,499	44,311
Weighted average number of ordinary shares outstanding, diluted	3,254,689	3,249,972	3,349,759
Net income per share from continuing operations attributable to NetEase, Inc’s shareholders, basic (RMB)	2.56	4.12	3.65
Net (loss)/income per share from discontinued operations attributable to NetEase, Inc’s shareholders, basic (RMB)	(0.66)	2.47	—
Net income per share, basic (RMB)	1.90	6.59	3.65
Net income per share from continuing operations attributable to NetEase, Inc’s shareholders, diluted (RMB)	2.55	4.08	3.60
Net (loss)/income per share from discontinued operations attributable to NetEase, Inc’s shareholders, diluted (RMB)	(0.66)	2.45	—
Net income per share, diluted (RMB)	1.89	6.53	3.60

Basic net income per share is computed using the weighted average number of the ordinary shares outstanding during the year. Diluted net income per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the year. For the years ended December 31, 2018, 2019 and 2020, RSUs that were anti-dilutive and excluded from the calculation of diluted net income per share totaled approximately 19.6 million shares, 11.4 million shares and 6.0 million shares, respectively.